Madison Covered Call ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Communications - 7.0%
Alphabet, Inc. - Class C(a)(b)	12,100	$1,842,346
Comcast Corp. - Class A(b)	44,800	1,942,080
T-Mobile US, Inc.(b)	10,200	1,664,844
Total Communications		5,449,270

Consumer Discretionary - 10.4%
Amazon.com, Inc.(a)(b)	7,000	1,262,660
Las Vegas Sands Corp.(b)	52,700	2,724,590
Lowe's Cos., Inc.(b)	9,500	2,419,935
Starbucks Corp.(b)	18,200	1,663,298
Total Consumer Discretionary		8,070,483

Consumer Staples - 8.5%
Archer-Daniels-Midland Co.(b)	25,400	1,595,374
Constellation Brands, Inc. - Class A(b)	8,300	2,255,608
Keurig Dr Pepper, Inc.(b)	48,000	1,472,160
PepsiCo, Inc.(b)	7,200	1,260,072
Total Consumer Staples		6,583,214

Energy - 4.3%
APA Corp.	36,000	1,237,680
Matador Resources Co.	19,000	1,268,630
Transocean Ltd.(a)	135,000	847,800
Total Energy		3,354,110

Financials - 8.0%
BlackRock, Inc.(b)	1,500	1,250,550
Charles Schwab Corp.(b)	17,500	1,265,950
CME Group, Inc.(b)	11,200	2,411,248
Morgan Stanley(b)	13,500	1,271,160
Total Financials		6,198,908

Health Care - 12.6%
Abbott Laboratories(b)	15,000	1,704,900
Agilent Technologies, Inc.(b)	9,000	1,309,590
Danaher Corp.(b)	10,600	2,647,032
Elevance Health, Inc.(b)	1,600	829,664
Gilead Sciences, Inc.(b)	27,500	2,014,375
Medtronic PLC(b)	15,000	1,307,250
Total Health Care		9,812,811

Industrials - 8.5%
Amphenol Corp.(b) – Class A	11,000	1,268,850
Fastenal Co.(b)	10,500	809,970
Honeywell International, Inc.(b)	8,200	1,683,050
Union Pacific Corp.(b)	5,100	1,254,243
United Parcel Service, Inc. - Class B(b)	10,700	1,590,341
Total Industrials		6,606,454

Materials - 3.0%
Air Products and Chemicals, Inc.(b)	5,100	1,235,577
CF Industries Holdings, Inc.(b)	13,000	1,081,730
Total Materials		2,317,307

Technology - 24.9%
Accenture PLC - Class A(b)	3,700	1,282,457
Adobe, Inc.(a)(b)	3,600	1,816,560
Ciena Corp.(a)(b)	32,900	1,626,905
Cisco Systems, Inc.(b)	46,600	2,325,807
Corning, Inc.	50,200	1,654,592
International Business Machines Corp.(b)	6,500	1,241,240
Microchip Technology, Inc.(b)	18,900	1,695,519
Microsoft Corp.(b)	5,000	2,103,600
PayPal Holdings, Inc.(a)(b)	26,900	1,802,031
Texas Instruments, Inc.(b)	12,600	2,195,046
Visa, Inc. - Class A(b)	5,800	1,618,664
Total Technology		19,362,421

Utilities - 3.8%
AES Corp.	90,666	1,625,641
NextEra Energy, Inc.(b)	21,100	1,348,501
Total Utilities		2,974,142
TOTAL COMMON STOCKS (Cost $71,526,155)		70,729,120

REAL ESTATE INVESTMENT TRUSTS - 2.2%
American Tower Corp.(b)	8,500	1,679,514
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,693,926)		1,679,514

TOTAL INVESTMENTS - 93.2% (Cost $73,220,081)		$72,408,634
Other Assets in Excess of Liabilities – 6.8%		5,246,399
TOTAL NET ASSETS - 100.0%		$77,655,033

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.

Madison Covered Call ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (2.3)% (a)	Contracts	Notional	Value
Call Options - (2.3)%
Abbott Laboratories Expiration: 06/21/2024; Exercise Price: $120.00	$(150)	(1,704,900)	$(30,300)
Accenture PLC Expiration: 06/21/2024; Exercise Price: $350.00	(37)	(1,282,457)	(51,615)
Adobe, Inc. Expiration: 05/17/2024; Exercise Price: $520.00	(36)	(1,816,560)	(53,190)
Agilent Technologies, Inc. Expiration: 05/17/2024; Exercise Price: $150.00	(90)	(1,309,590)	(31,950)
Air Products and Chemicals, Inc. Expiration: 06/21/2024; Exercise Price: $260.00	(51)	(1,235,577)	(28,305)
Alphabet, Inc. Expiration: 05/17/2024; Exercise Price: $160.00	(121)	(1,842,346)	(51,123)
Amazon.com, Inc. Expiration: 05/17/2024; Exercise Price: $190.00	(70)	(1,262,660)	(37,450)
American Tower Corp. Expiration: 06/21/2024; Exercise Price: $210.00	(85)	(1,679,515)	(35,275)
Amphenol Corp. Expiration: 07/19/2024; Exercise Price: $120.00	(110)	(1,268,850)	(43,450)
Archer-Daniels-Midland Co. Expiration: 06/21/2024; Exercise Price: $65.00	(254)	(1,595,374)	(55,245)
BlackRock, Inc. Expiration: 05/17/2024; Exercise Price: $850.00	(15)	(1,250,550)	(33,300)
CF Industries Holdings, Inc. Expiration: 05/17/2024; Exercise Price: $87.50	(130)	(1,081,730)	(25,025)
Charles Schwab Corp. Expiration: 06/21/2024; Exercise Price: $77.50	(175)	(1,265,950)	(31,500)
Ciena Corp. Expiration: 07/19/2024; Exercise Price: $55.00	(165)	(815,925)	(32,175)
Cisco Systems, Inc. Expiration: 07/19/2024; Exercise Price: $52.50	(466)	(2,325,806)	(50,095)
CME Group, Inc. Expiration: 06/21/2024; Exercise Price: $220.00	(112)	(2,411,248)	(70,560)
Comcast Corp. Expiration: 06/21/2024; Exercise Price: $45.00	(448)	(1,942,080)	(60,703)
Constellation Brands, Inc. Expiration: 06/21/2024; Exercise Price: $280.00	(83)	(2,255,608)	(54,365)
Danaher Corp. Expiration: 04/19/2024; Exercise Price: $260.00	(105)	(2,622,060)	(13,913)
Elevance Health, Inc. Expiration: 05/17/2024; Exercise Price: $530.00	(16)	(829,664)	(19,520)
Fastenal Co. Expiration: 05/17/2024; Exercise Price: $79.62	(105)	(809,970)	(16,538)
Gilead Sciences, Inc. Expiration: 06/21/2024; Exercise Price: $75.00	(275)	(2,014,375)	(67,375)
Honeywell International, Inc. Expiration: 06/21/2024; Exercise Price: $210.00	(82)	(1,683,050)	(42,230)
International Business Machines Corp. Expiration: 05/17/2024; Exercise Price: $200.00	(65)	(1,241,240)	(29,250)
Keurig Dr Pepper, Inc. Expiration: 06/21/2024; Exercise Price: $32.00	(240)	(736,080)	(19,800)
Las Vegas Sands Corp. Expiration: 06/21/2024; Exercise Price: $55.00	(527)	(2,724,590)	(94,596)
Lowe's Cos., Inc. Expiration: 06/21/2024; Exercise Price: $260.00	(95)	(2,419,935)	(86,687)
Medtronic PLC Expiration: 06/21/2024; Exercise Price: $90.00	(150)	(1,307,250)	(31,350)
Microchip Technology, Inc. Expiration: 05/17/2024; Exercise Price: $92.50	(189)	(1,695,519)	(68,040)
Microsoft Corp. Expiration: 06/21/2024; Exercise Price: $430.00	(50)	(2,103,600)	(82,749)
Morgan Stanley Expiration: 05/17/2024; Exercise Price: $95.00	(135)	(1,271,160)	(38,948)
NextEra Energy, Inc. Expiration: 06/21/2024; Exercise Price: $67.50	(211)	(1,348,501)	(33,866)
PayPal Holdings, Inc. Expiration: 05/17/2024; Exercise Price: $72.50	(269)	(1,802,031)	(63,350)
PepsiCo, Inc. Expiration: 06/21/2024; Exercise Price: $175.00	(72)	(1,260,072)	(40,500)
Starbucks Corp. Expiration: 06/21/2024; Exercise Price: $95.00	(182)	(1,663,298)	(47,138)
Texas Instruments, Inc. Expiration: 05/17/2024; Exercise Price: $180.00	(126)	(2,195,046)	(55,125)
T-Mobile US, Inc. Expiration: 05/17/2024; Exercise Price: $165.00	(102)	(1,664,844)	(38,505)
Union Pacific Corp. Expiration: 05/17/2024; Exercise Price: $250.00	(51)	(1,254,243)	(31,110)
United Parcel Service, Inc. Expiration: 06/21/2024; Exercise Price: $155.00	(107)	(1,590,341)	(44,940)
Visa, Inc. Expiration: 06/21/2024; Exercise Price: $285.00	(58)	(1,618,664)	(46,255)
Total Call Options			(1,787,411)
TOTAL OPTIONS WRITTEN (Premiums received $1,683,195)			(1,787,411)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison ETF Trust, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds
("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price
("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s)
on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in
Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying
Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31,
2024, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2024, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Level 1	Level 2	Level 3	Value at 3/31/2024
Short-Term Strategic Income ETF
Corporate Bonds	$-	$40,709,343	$-	$40,709,343
Asset Backed Securities	-	8,319,219	-	8,319,219
U.S. Treasury Securities	-	4,429,849	-	4,429,849
Collateralized Mortgage Obligations	-	4,112,965	-	4,112,965
U.S. Government Agency Issues	-	503,199	-	503,199
Mortgage Backed Securities	-	471,580	-	471,580
Total	-	58,546,155	-	58,546,155

Aggregate Bond ETF
Mortgage Backed Securities	-	18,107,316	-	18,107,316
Corporate Bonds	-	16,740,812	-	16,740,812
U.S. Treasury Securities	-	12,288,323	-	12,288,323
Asset Backed Securities	-	3,577,959	-	3,577,959
Collateralized Mortgage Obligations	-	1,755,339	-	1,755,339
Total	-	52,469,749	-	52,469,749

Dividend Value ETF
Common Stocks	65,727,894	-	-	65,727,894
Real Estate Investment Trusts	1,564,518	-	-	1,564,518
Total	67,292,412	-	-	67,292,412

Covered Call ETF
Assets
Common Stocks	70,729,120	-	-	70,729,120
Real Estate Investment Trusts	1,679,514	-	-	1,679,514
Total	72,408,634	-	-	72,408,634
Liabilities
Written Options		1,787,411	-	1,787,411
Total	-	1,787,411	-	1,787,411